GMO Global Developed Equity Allocation Fund Expense Example - GMO Global Developed Equity Allocation Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	777
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	777
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 921